NOTES RECEIVABLE (FY) (Tables) - Intermex Holdings, Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2017
NOTES RECEIVABLE [Abstract]
Notes Receivable from Agents
The Company had notes receivable from agents at December 31 as follows:

	Successor Company 2017	Predecessor Company 2016
Notes receivable, current	$740,068	$525,440
Allowance	(434,210)	(313,696)
Net current	$305,858	$211,744

Notes receivable, long-term	608,396	444,981
Allowance	(248,432)	(209,259)
Net long-term	$359,964	$235,722

Maturities of Notes Receivable
The maturities of notes receivable at December 31, 2017 for the Successor Company is as follows:

Unpaid Principal Balance
Under 1 year	$740,068
Between 1 and 2 years	564,516
Between 2 and 3 years	43,880
Total	$1,348,464